Debt, revolving credit facilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 01, 2019
Revolving credit
Maximum borrowing capacity	$ 300
Letters of credit outstanding	2
Amount available for use	298
Unused commitment fees	$ 1	$ 1	$ 1
Agreement date	Jun. 15, 2016
Maturity date	Jun. 15, 2021
Interest Coverage Ratio	3.00
Leverage Ratio	3.25
Future period
Revolving credit
Leverage Ratio				3.00
U.S. Cellular Revolving credit facility
Revolving credit
Amounts borrowed	$ 0
Subordination agreement description	In connection with U.S. Cellular’s revolving credit facility, TDS and U.S. Cellular entered into a subordination agreement dated June 15, 2016, together with the administrative agent for the lenders under U.S. Cellular’s revolving credit agreement. Pursuant to this subordination agreement, (a) any consolidated funded indebtedness from U.S. Cellular to TDS will be unsecured and (b) any (i) consolidated funded indebtedness from U.S. Cellular to TDS (other than “refinancing indebtedness” as defined in the subordination agreement) in excess of $105 million and (ii) refinancing indebtedness in excess of $250 million will be subordinated and made junior in right of payment to the prior payment in full of obligations to the lenders under U.S. Cellular’s revolving credit agreement. As of December 31, 2017, U.S. Cellular had no outstanding consolidated funded indebtedness or refinancing indebtedness that was subordinated to the revolving credit agreement pursuant to the subordination agreement.
U.S. Cellular Revolving credit facility | LIBOR rate
Revolving credit
Contractual spread	1.75%
U.S. Cellular Revolving credit facility | Alternative Base Rate
Revolving credit
Contractual spread	0.75%
Receivables securitization facility
Revolving credit
Maximum borrowing capacity	$ 200
Amounts borrowed	$ 0
Revolver compliance	U.S. Cellular believes that it was in compliance as of December 31, 2017, with all of the financial covenants and requirements set forth in its receivables securitization facility.
Receivables securitization facility | Maximum
Revolving credit
Amount available for use	$ 1